                       SUPPLEMENT DATED JULY 18, 2013 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Under the "Subaccounts" section of your variable annuity prospectus, the Adviser (and Sub-Adviser) information for GE Investments Funds, Inc. -- Real Estate Securities Fund is replaced with the following:

GE Asset Management Incorporated (subadvised by CenterSquare Investment Management, Inc.).

48928 SUPPA 07/18/13